Schedule of other current assets (Details)	Feb. 28, 2025 SGD ($)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 SGD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits	$ 6,548	$ 4,852	$ 6,548
GST receivables	8,792	6,516	848
Other current assets	$ 15,340	$ 11,368	$ 7,396